DESCRIPTION OF BUSINESS - Schedule of common shares outstanding (Details) - shares	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	66,694,295	39,621,946
Common Stock, Shares, Issued	66,694,295	39,621,946
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	407,500
Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares	(17,021,595)
Legacy Nogin [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued	54,281,476
PIPE [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued	517,079
Prior Business Combination [Member]
Business Acquisition [Line Items]
Stockholders' Equity, Other Shares	12,412,819
Prior Business Combination [Member] | Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	28,509,835
After Business Combination Adjustment [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	66,694,295
After Business Combination Adjustment [Member] | Software Acquisition Group Inc. [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding	11,488,240